COMMITMENTS AND CONTINGENCIES	5 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 5 – COMMITMENTS AND CONTINGENCIES

Service Agreement

Jupiter Gold had a contractual agreement with Brazil Minerals by which it used that company's infrastructure in Brazil, including office and some personnel time, for $2,500 monthly. The amount due under this arrangement of $12,903 has been recorded within "Accounts Payable – Related Parties" on the Company's balance sheet as of December 31, 2016. See Note 7.

Loans

Jupiter Gold has received $12,813 in loans from Brazil Minerals, and MJL has received in Brazil the equivalent of $8,922 in loans from a subsidiary of Brazil Minerals. These loans have zero interest rate and are payable on demand. These amounts have been recorded within "Accounts Payable – Related Parties" on the Company's balance sheet as of December 31, 2016.

Monthly Honorarium

MJL pays as honorarium to its administrator, Jupiter Gold's Chief Executive Officer, the minimum amount under Brazilian law, which is one Brazilian minimum wage salary per month, set yearly by the Brazilian federal government and 880 Brazilian Real for the year 2016 (approximately $270 based on the December 31, 2016 exchange rate). The amount due of $3,188 under this arrangement has been recorded within "Accounts Payable – Related Parties" on the Company's balance sheet as of December 31, 2016.